Annual Report December 31, 2001
-------------------------------------------------------------------------------

Oppenheimer
Global Securities Fund/VA

A Series of Oppenheimer Variable Account Funds

[logo]

                                                        OppenheimerFunds
                                                        The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Global Securities Fund/VA

===============================================================================
Objective

Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, seeks long-term capital appreciation by investing a substantial portion of assets in common stocks of U.S. and foreign companies.

===============================================================================
Narrative by William Wilby, Portfolio Manager

Over the fiscal year that ended December 31, 2001, the performance of Oppenheimer Global Securities Fund/VA reflected the volatile conditions of the overall global market.
     We attribute our long-term results to our investment approach, which focuses on individual companies that, we feel, stand to benefit from one or more key worldwide growth trends. The four themes we've identified are new technology, mass affluence, restructuring and aging populations. Using these themes as a starting point, we then employ rigorous fundamental research to uncover companies with the potential to deliver earnings growth and stock price appreciation in nearly any type of market.
     Over the course of the fiscal year, the United States experienced severe economic contraction, characterized by cutbacks in business investment, declining corporate profits and rising unemployment. However, during the first three months of 2001, many analysts believed that projected growth overseas would compensate for the slowdown. When this failed to happen, in part because of weaker foreign currencies, investment flows--particularly to the core European economies--fell dramatically. For the most part, investors continued to favor U.S. markets, which benefited from a strong dollar.
     Towards the fourth quarter of 2001, however, this relationship began to change. With U.S. economic growth retreating, European currencies rallied against the dollar. Moreover, because inflationary pressures remained in check, European central banks followed the lead of the U.S. Federal Reserve by lowering short-term interest rates. In the aftermath of the September 11 terrorist attacks, central banks in the United States, Europe and Japan responded with additional rate cuts in an attempt to stimulate economic growth and bolster global equity markets. While the closing and subsequent reopening of U.S. stock markets resulted in a torrent of pent-up selling, European markets fared better relative to the U.S.
     On the other hand, Japan remained mired in economic malaise, despite hopes that a newly elected government would implement much-needed financial reforms. The rest of Asia, most notably Taiwan, Korea and Singapore, came under pressure as their technology-centered economies struggled with declining U.S. demand. Meanwhile, the slowdown in the U.S. led to concerns of looming economic crisis in Latin America, particularly in Brazil and Argentina.
     As always, we remained focused on finding good companies in good businesses at good prices. Because we view the world as one stock market, we have flexibility in uncovering prospective holdings that meet these criteria.
Of course, given current economic and market conditions, we have become increasingly selective. Nonetheless, with current valuations lower than they have been in three years, we believe there are always opportunities to buy good companies.
     By good companies, we mean those that, in our view, stand to profit from one or more key worldwide growth trends--including mass affluence, new technology, corporate restructuring and aging populations. Using these broad themes as a starting point, we then employ rigorous fundamental analysis to identify attractively valued companies with accelerating earnings and cash flow. This approach has afforded us, over the past 12 months, numerous opportunities to purchase what we consider to be fundamentally sound companies at very reasonable prices.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                      Oppenheimer Global Securities Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Global Securities Fund/VA

===============================================================================
Also, while close attention must be paid to the risks posed by individual companies, investing in foreign securities also entails additional risks, such as foreign currency fluctuations and higher expenses.
     Some positive contributors during the past 12 months included, Reckitt Benckiser plc, a leading pan-European household products concern, which continued to realize enhanced operating efficiencies, market share gains and higher profits from its 1999 merger. Likewise, French drug company Sanofi-Synthelabo SA benefited from a restructuring that allowed the company to focus on its core pharmaceutical business, which includes two drugs that could have a very positive impact in preventing heart attacks. However, shares of U.S.-based Cadence Design Systems, Inc., a leading provider of automated semiconductor design software, fell throughout the period despite reporting positive earnings.
     Although a lower interest environment may stimulate global economic growth, technology spending and corporate earnings in the months ahead, the prospect of diminished consumer activity may lead to continued volatility. Therefore, we remain committed to our stock-by-stock approach, relying on the individual strengths of our highly experienced, highly collaborative management team. Exploring the world over for these opportunities is an important reason why Oppenheimer Global Securities Fund/VA is part of The Right Way to Invest.
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Management's discussion of performance. During the fiscal year that ended
December 31, 2001, Oppenheimer Global Securities Fund/VA operated in a challenging environment. Cutbacks in business investment, declining corporate profits and rising unemployment led to severe economic contraction and lower stock prices in the United States. Despite lower interest rates in much of the world, the effects of economic slowdown spread to overseas markets. As a result, rates of foreign investment and therefore, equity prices fell dramatically. In light of these developments, the Fund manager continued to focus on leading businesses believed to offer solid earnings growth prospects and attractive valuations, while poised to benefit from key worldwide growth trends. The Fund's portfolio holdings, allocations and strategies are subject to change.
===============================================================================
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares, as of December 31, 2001. In the case of Non-Service shares, performance is measured over a 10-year period. In the case of Service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of the Morgan
Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

                     Oppenheimer Global Securities Fund/VA                    3

Oppenheimer Variable Account Funds--Oppenheimer Global Securities Fund/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]

               OVAF/Oppenheimer Global    Morgan Stanley  Capital
                 Securities Fund/VA        International (MSCI)
                Non-Service Shares           World Index

   12/31/91         10000                        10000
   03/31/92         10289                         9196
   06/30/92         10415                         9375
   09/30/92          9425                         9545
   12/31/92          9289                         9534
   03/31/93         10454                        10366
   06/30/93         11211                        11009
   09/30/93         12881                        11539
   12/31/93         15822                        11739
   03/31/94         15243                        11825
   06/30/94         15074                        12194
   09/30/94         16182                        12470
   12/31/94         14916                        12394
   03/31/95         14447                        12991
   06/30/95         15128                        13562
   09/30/95         15840                        14337
   12/31/95         15250                        15036
   03/31/96         15830                        15666
   06/30/96         16511                        16138
   09/30/96         17040                        16373
   12/31/96         17965                        17141
   03/31/97         18875                        17209
   06/30/97         20861                        19819
   09/30/97         22529                        20405
   12/31/97         21993                        19922
   03/31/98         24209                        22796
   06/30/98         24675                        23280
   09/30/98         20820                        20509
   12/31/98         25095                        24862
   03/31/99         25975                        25771
   06/30/99         28558                        27023
   09/30/99         29046                        26645
   12/31/99         39772                        31162
   03/31/00         45516                        31504
   06/30/00         44028                        30410
   09/30/00         43312                        28904
   12/31/00         41796                        27137
   03/31/01         35542                        23670
   06/30/01         38294                        24327
   09/30/01         31453                        20847
   12/31/01         36765                        22653

Average Annual Total Return of Non-Service shares of the Fund at 12/31/01 1-Year -12.04% 5-Year 15.40% 10-Year 13.91%

[end line chart]

Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]


            OVAF/Oppenheimer Global   Morgan Stanley Capital
              Securities Fund/VA       International (MSCI)
               Service Shares            World Index

   07/13/00       10000                     10000
   09/30/00       9620                      9505
   12/31/00       9280                      8924
   03/31/01       7889                      7784
   06/30/01       8498                      8000
   09/30/01       6977                      6855
   12/31/01       8151                      7449

Average Annual Total Return of Service Class Shares of the Fund at 12/31/01 1-Year -12.17% Since Inception -13.02%

[end line chart]

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception dates of the Fund were 11/20/90 for the Non-Service shares and 7/13/00 for its Service shares. The performance information in the graphs for the Morgan Stanley World Index begins on 12/31/91 in the first graph and on 6/30/00 for the second graph.
Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account.
Total returns and the ending account value in the graphs show changes in share value and include reinvestment of all dividends and capital gains distributions. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.

4                      Oppenheimer Global Securities Fund/VA

Statement of Investments  December 31, 2001

                                                                                        Market Value
                                                                     Shares             See Note 1
----------------------------------------------------------------------------------------------------
Common Stocks--95.3%
----------------------------------------------------------------------------------------------------
Basic Materials--0.8%
----------------------------------------------------------------------------------------------------
Chemicals--0.8%
International Flavors & Fragrances, Inc.                                   512,900      $ 15,238,259
----------------------------------------------------------------------------------------------------
Capital Goods--5.0%
----------------------------------------------------------------------------------------------------
Aerospace/Defense--1.4%
Empresa Brasileira de Aeronautica SA (Embraer), ADR                        768,000        16,995,840
----------------------------------------------------------------------------------------------------
Raytheon Co.                                                               300,500         9,757,235
                                                                                        ------------
                                                                                          26,753,075
----------------------------------------------------------------------------------------------------
Electrical Equipment--0.8%
Kudelski SA(1)                                                             159,800         9,336,024
----------------------------------------------------------------------------------------------------
Toshiba Corp.                                                            1,642,000         5,637,876
                                                                                        ------------
                                                                                          14,973,900
----------------------------------------------------------------------------------------------------
Industrial Services--1.5%
Rentokil Initial plc                                                     7,087,900        28,471,414
----------------------------------------------------------------------------------------------------
Manufacturing--1.3%
Sanmina-SCI Corp.(1)                                                       301,300         5,995,870
----------------------------------------------------------------------------------------------------
Societe BIC SA                                                             558,537        19,077,247
                                                                                        ------------
                                                                                          25,073,117
----------------------------------------------------------------------------------------------------
Communication Services--2.3%
----------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.1%
Global Crossing Ltd.(1)                                                  2,433,200         2,043,888
----------------------------------------------------------------------------------------------------
Telephone Utilities--2.0%
Cable & Wireless plc(1)                                                  1,261,969         6,070,193
----------------------------------------------------------------------------------------------------
KDDI Corp.                                                                   3,913         7,314,856
----------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                         25,380         5,178,409
----------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference              1,275,819,230        20,154,686
                                                                                        ------------
                                                                                          38,718,144
----------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.2%
Telesp Celular Participacoes SA, ADR                                       504,300         4,669,818
----------------------------------------------------------------------------------------------------
Consumer Cyclicals--14.8%
----------------------------------------------------------------------------------------------------
Autos & Housing--4.3%
Hanson plc                                                               2,853,600        19,685,834
----------------------------------------------------------------------------------------------------
Porsche AG, Preferred                                                      142,499        54,165,546
----------------------------------------------------------------------------------------------------
Valeo SA                                                                   233,900         9,330,252
                                                                                        ------------
                                                                                          83,181,632
----------------------------------------------------------------------------------------------------
Leisure & Entertainment--3.2%
Hasbro, Inc.                                                               438,800         7,121,724
----------------------------------------------------------------------------------------------------
Hilton Group plc                                                         3,250,000         9,980,405
----------------------------------------------------------------------------------------------------
International Game Technology(1)                                           151,600        10,354,280
----------------------------------------------------------------------------------------------------
P&O Princess Cruises plc                                                 2,686,518        15,639,833
----------------------------------------------------------------------------------------------------
Six Continents plc                                                       1,955,600        19,354,026
                                                                                        ------------
                                                                                          62,450,268

                     Oppenheimer Global Securities Fund/VA                    5

                                                                                       Market Value
                                                                         Shares        See Note 1
---------------------------------------------------------------------------------------------------
Media--5.0%
AOL Time Warner, Inc.(1)                                                   618,000     $ 19,837,800
---------------------------------------------------------------------------------------------------
Pearson plc                                                                633,000        7,287,231
---------------------------------------------------------------------------------------------------
Reed International plc                                                   2,312,000       19,179,843
---------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                            1,748,000       20,637,097
---------------------------------------------------------------------------------------------------
Telewest Communications plc(1)                                           5,559,800        5,016,874
---------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Cl. A(1)                            2,498,900        1,157,011
---------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                        1,042,639       23,766,164
                                                                                       ------------
                                                                                         96,882,020
---------------------------------------------------------------------------------------------------
Retail: Specialty--2.3%
Best Buy Co., Inc.(1)                                                      142,700       10,628,296
---------------------------------------------------------------------------------------------------
Boots Co. plc                                                            2,026,500       17,239,057
---------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                               633,600       16,441,920
                                                                                       ------------
                                                                                         44,309,273
---------------------------------------------------------------------------------------------------
Consumer Staples--14.7%
----------------------------------------------------------------------------------------------------
Beverages--3.3%
Cadbury Schweppes plc                                                    5,553,751       35,403,230
---------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                                     539,000       10,936,310
---------------------------------------------------------------------------------------------------
Fomento Economico Mexicano, SA de CV, UBD                                2,757,700        9,444,487
---------------------------------------------------------------------------------------------------
Grupo Modelo, SA de CV, Series C                                         3,708,000        8,311,000
                                                                                       ------------
                                                                                         64,095,027
---------------------------------------------------------------------------------------------------
Broadcasting--2.9%
Grupo Televisa SA, Sponsored GDR(1)                                        402,200       17,366,996
---------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.(1)                                            470,300        5,469,589
---------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                               4,617,832       20,015,994
---------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.(1)                                       687,100       12,615,156
                                                                                       ------------
                                                                                         55,467,735
---------------------------------------------------------------------------------------------------
Entertainment--2.6%
Liberty Media Corp., Cl. A(1)                                              308,600        4,320,400
---------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                          202,772       35,507,534
---------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                       4,605,600       10,663,941
                                                                                       ------------
                                                                                         50,491,875
---------------------------------------------------------------------------------------------------
Food--0.5%
Diageo plc(1)                                                              779,600        8,906,844
---------------------------------------------------------------------------------------------------
Household Goods--5.4%
Hindustan Lever Ltd.                                                     3,977,700       18,449,038
---------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                    4,174,118       60,750,113
---------------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                                             461,800       23,807,711
                                                                                       ------------
                                                                                        103,006,862
---------------------------------------------------------------------------------------------------
Energy--4.5%
---------------------------------------------------------------------------------------------------
Oil: Domestic--1.0%
ChevronTexaco Corp.                                                        222,800       19,965,108

6                      Oppenheimer Global Securities Fund/VA

                                                                                       Market Value
                                                                         Shares        See Note 1
---------------------------------------------------------------------------------------------------
Oil: International--3.5%
Alberta Energy Co. Ltd.                                                    233,300     $  8,793,874
---------------------------------------------------------------------------------------------------
BP plc, ADR                                                                471,688       21,938,209
---------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                       1,621,915       16,734,286
---------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                       387,300       18,985,446
                                                                                       ------------
                                                                                         66,451,815
---------------------------------------------------------------------------------------------------
Financial--13.3%
---------------------------------------------------------------------------------------------------
Banks--5.5%
Australia & New Zealand Banking Group Ltd.                               3,347,200       30,514,505
---------------------------------------------------------------------------------------------------
Bank One Corp.                                                             910,200       35,543,310
---------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                     895,842       21,799,677
---------------------------------------------------------------------------------------------------
Wachovia Corp.                                                             580,500       18,204,480
                                                                                       ------------
                                                                                        106,061,972
---------------------------------------------------------------------------------------------------
Diversified Financial--5.3%
American Express Co.                                                       497,200       17,745,068
---------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            187,766        9,478,428
---------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                     663,000       12,899,817
---------------------------------------------------------------------------------------------------
Fannie Mae                                                                 510,000       40,545,000
---------------------------------------------------------------------------------------------------
ICICI Ltd., Sponsored ADR                                                1,371,000        8,198,580
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                             137,000        9,151,600
---------------------------------------------------------------------------------------------------
MBNA Corp.                                                                 123,800        4,357,760
                                                                                       ------------
                                                                                        102,376,253
---------------------------------------------------------------------------------------------------
Insurance--2.5%
ACE Ltd.                                                                   466,600       18,733,990
---------------------------------------------------------------------------------------------------
Axa SA(1)                                                                  361,400        7,552,424
---------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B(1)                                           4,520       11,413,000
---------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                   367,400        9,574,541
                                                                                       ------------
                                                                                         47,273,955
---------------------------------------------------------------------------------------------------
Healthcare--18.1%
---------------------------------------------------------------------------------------------------
Healthcare/Drugs--12.9%
American Home Products Corp.                                               438,600       26,912,496
---------------------------------------------------------------------------------------------------
Amgen, Inc.(1)                                                             508,900       28,722,316
---------------------------------------------------------------------------------------------------
AstraZeneca plc                                                            212,500        9,581,262
---------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                             426,000       10,596,368
---------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                                                     455,100       20,506,806
---------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                   289,240       19,008,853
---------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                                             222,400        7,499,328
---------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          593,586       35,080,933
---------------------------------------------------------------------------------------------------
Novartis AG                                                                298,600       10,790,821
---------------------------------------------------------------------------------------------------
Oxford GlycoSciences plc(1)                                                426,612        4,035,792
---------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               484,800       19,319,280
---------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.(1)                                                50,100        1,643,280
---------------------------------------------------------------------------------------------------
QIAGEN NV(1)                                                               188,993        3,533,867
---------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                       691,700       51,611,555
                                                                                       ------------
                                                                                        248,842,957

                     Oppenheimer Global Securities Fund/VA                    7

                                                                                       Market Value
                                                                         Shares        See Note 1
---------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.2%
Affymetrix, Inc.(1)                                                        227,800     $  8,599,450
---------------------------------------------------------------------------------------------------
Amersham plc                                                               533,000        5,154,714
---------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                     176,800        6,942,936
---------------------------------------------------------------------------------------------------
Essilor International SA                                                   175,000        5,290,089
---------------------------------------------------------------------------------------------------
Fresenius AG, Preference(1)                                                402,026       32,682,109
---------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings, Inc.(1)                               45,100        3,646,335
---------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc.(1)                                               173,000        5,214,220
---------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                                                 134,300        9,630,653
---------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)                                         1,088,300       17,467,215
---------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                         776,000        4,686,970
                                                                                       ------------
                                                                                         99,314,691
---------------------------------------------------------------------------------------------------
Technology--20.5%
---------------------------------------------------------------------------------------------------
Computer Hardware--1.9%
International Business Machines Corp.                                      204,000       24,675,840
---------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                                   503,500       11,867,495
                                                                                       ------------
                                                                                         36,543,335
---------------------------------------------------------------------------------------------------
Computer Services--0.1%
Trend Micro, Inc.(1)                                                        72,000        1,703,037
---------------------------------------------------------------------------------------------------
Computer Software--11.3%
Amadeus Global Travel Distribution SA                                      822,297        4,744,483
---------------------------------------------------------------------------------------------------
Business Objects SA, Sponsored ADR(1)                                      109,100        3,687,580
---------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                          4,075,400       89,332,768
---------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.(1)                                  108,300        4,320,087
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                   775,500       46,491,225
---------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                  123,300       10,416,318
---------------------------------------------------------------------------------------------------
Konami Co. Ltd.                                                            124,000        3,680,452
---------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                            380,500        5,254,705
---------------------------------------------------------------------------------------------------
SAP AG                                                                      69,157        9,008,773
---------------------------------------------------------------------------------------------------
Siebel Systems, Inc.(1)                                                    142,400        3,984,352
---------------------------------------------------------------------------------------------------
Sybase, Inc.(1)                                                          1,160,500       18,289,480
---------------------------------------------------------------------------------------------------
Symantec Corp.(1)                                                           60,000        3,979,800
---------------------------------------------------------------------------------------------------
Synopsys, Inc.(1)                                                          245,000       14,472,150
                                                                                       ------------
                                                                                        217,662,173
---------------------------------------------------------------------------------------------------
Communications Equipment--2.0%
Nokia Corp., Sponsored ADR, A Shares                                       487,700       11,963,281
---------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                          104,200        5,262,100
---------------------------------------------------------------------------------------------------
Riverstone Networks, Inc.(1)                                               657,521       10,914,849
---------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                   392,800        9,403,632
                                                                                       ------------
                                                                                         37,543,862

8                      Oppenheimer Global Securities Fund/VA

                                                                                                          Market Value
                                                                                      Shares              See Note 1
------------------------------------------------------------------------------------------------------------------------
Electronics--5.2%
Altera Corp.(1)                                                                            196,900        $    4,178,218
------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.(1)                                                                  94,600             3,793,460
------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                                         96,420             6,569,744
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                181,200             5,698,740
------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                               28,700             4,771,654
------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                              114,800             7,489,242
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                          1,015,000            31,251,850
------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                                                                   93,200             3,676,740
------------------------------------------------------------------------------------------------------------------------
Sharp Corp.                                                                                150,000             1,754,540
------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                 285,000            13,025,713
------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares                                                149,000             4,718,830
------------------------------------------------------------------------------------------------------------------------
Thomson Multimedia SA(1)                                                                   283,729             8,715,814
------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(1)                                                                            138,500             5,408,425
                                                                                                          --------------
                                                                                                             101,052,970
------------------------------------------------------------------------------------------------------------------------
Transportation--1.1%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--1.1%
Bombardier, Inc., Cl. B                                                                  2,102,200            21,729,186
------------------------------------------------------------------------------------------------------------------------
Utilities--0.2%
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.2%
Hong Kong & China Gas Co. Ltd.                                                           3,224,000             3,948,396
                                                                                                          --------------
Total Common Stocks (Cost $1,735,605,587)                                                                  1,835,202,861
                                                                                      Principal
                                                                                      Amount
------------------------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--0.1%
------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc, 11% Sr. Disc. Debs., 10/1/07 (Cost $1,890,672)           $  2,392,000             1,734,200
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--5.9%
------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.45%, dated 12/31/01, to be repurchased at $113,642,154 on 1/2/02, collateralized by U.S. Treasury Nts.,
4.75%-7.875%, 2/28/02-11/15/08, with a value of $55,119,917 and U.S. Treasury Bonds,
7.25%-11.125%, 8/15/03-5/15/16, with a value of $60,930,962 (Cost $113,633,000)        113,633,000           113,633,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,851,129,259)                                            101.3%        1,950,570,061
------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (1.3)          (24,212,898)
                                                                                      ------------        --------------
Net Assets                                                                                   100.0%       $1,926,357,163
                                                                                      ============        ==============

1. Non-income-producing security.

                     Oppenheimer Global Securities Fund/VA                    9

-------------------------------------------------------------------------------
Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

Geographic Diversification                                                 Market Value     Percent
---------------------------------------------------------------------------------------------------
United States                                                              $  885,440,404      45.5%
---------------------------------------------------------------------------------------------------
Great Britain                                                                 321,915,723      16.5
---------------------------------------------------------------------------------------------------
Germany                                                                       119,664,139       6.1
---------------------------------------------------------------------------------------------------
Japan                                                                         110,950,832       5.7
---------------------------------------------------------------------------------------------------
France                                                                        109,983,793       5.6
---------------------------------------------------------------------------------------------------
Canada                                                                         56,831,887       2.9
---------------------------------------------------------------------------------------------------
Brazil                                                                         52,756,654       2.7
---------------------------------------------------------------------------------------------------
India                                                                          47,727,877       2.4
---------------------------------------------------------------------------------------------------
The Netherlands                                                                47,442,487       2.4
---------------------------------------------------------------------------------------------------
Mexico                                                                         35,122,483       1.8
---------------------------------------------------------------------------------------------------
Australia                                                                      30,514,505       1.6
---------------------------------------------------------------------------------------------------
Hong Kong                                                                      23,964,391       1.2
---------------------------------------------------------------------------------------------------
Bermuda                                                                        20,777,878       1.1
---------------------------------------------------------------------------------------------------
Singapore                                                                      20,637,097       1.1
---------------------------------------------------------------------------------------------------
Ireland                                                                        20,506,806       1.1
---------------------------------------------------------------------------------------------------
Switzerland                                                                    20,126,845       1.0
---------------------------------------------------------------------------------------------------
Finland                                                                        11,963,281       0.6
---------------------------------------------------------------------------------------------------
Korea, Republic of (South)                                                      5,178,409       0.3
---------------------------------------------------------------------------------------------------
Spain                                                                           4,744,483       0.2
---------------------------------------------------------------------------------------------------
Israel                                                                          4,320,087       0.2
                                                                           --------------     -----
Total                                                                      $1,950,570,061     100.0%
                                                                           ==============     =====

See accompanying Notes to Financial Statements.

10                     Oppenheimer Global Securities Fund/VA

Statement of Assets and Liabilities  December 31, 2001

==============================================================================================================
Assets
Investments, at value (cost $1,851,129,259)--see accompanying statement                         $1,950,570,061
--------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                    2,934
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                               2,613,704
Investments sold                                                                                     2,414,680
Shares of beneficial interest sold                                                                   1,272,671
Other                                                                                                   10,774
                                                                                                --------------
Total assets                                                                                     1,956,884,824
==============================================================================================================
Liabilities
Bank overdraft                                                                                           4,085
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                              26,947,367
Investments purchased                                                                                3,098,411
Shareholder reports                                                                                    195,550
Distribution and service plan fees                                                                       6,056
Trustees' compensation                                                                                   2,058
Transfer and shareholder servicing agent fees                                                              109
Other                                                                                                  274,025
                                                                                                --------------
Total liabilities                                                                                   30,527,661
==============================================================================================================
Net Assets                                                                                      $1,926,357,163
                                                                                                ==============
==============================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                      $       84,358
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       1,887,764,686
--------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                8,817,380
--------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions              (69,740,120)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                            99,430,859
                                                                                                --------------
Net Assets                                                                                      $1,926,357,163
                                                                                                ==============
==============================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,905,889,703 and 83,459,771 shares of beneficial interest outstanding)                  $22.84
--------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $20,467,460 and 898,517 shares of beneficial interest outstanding)                        $22.78

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA                   11

Statement of Operations  For the Year Ended December 31, 2001

===========================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $1,870,591)                                    $  23,341,393
-----------------------------------------------------------------------------------------------------------
Interest                                                                                          3,541,151
                                                                                              -------------
Total income                                                                                     26,882,544
===========================================================================================================
Expenses
Management fees                                                                                  12,404,364
-----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                       12,673
-----------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                 427,268
-----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                         375,464
-----------------------------------------------------------------------------------------------------------
Foreign capital gains taxes                                                                         100,090
-----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                28,261
-----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                        12,920
-----------------------------------------------------------------------------------------------------------
Other                                                                                               141,381
                                                                                              -------------
Total expenses                                                                                   13,502,421
Less reduction to custodian expenses                                                                (64,857)
                                                                                              -------------
Net expenses                                                                                     13,437,564
===========================================================================================================
Net Investment Income                                                                            13,444,980
===========================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                     (19,092,380)
Foreign currency transactions                                                                   (38,623,136)
                                                                                              -------------
Net realized gain (loss)                                                                        (57,715,516)

-----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                    (197,410,342)
Translation of assets and liabilities denominated in foreign currencies                         (16,538,149)
                                                                                              -------------
Net change                                                                                     (213,948,491)
                                                                                              -------------
Net realized and unrealized gain (loss)                                                        (271,664,007)
===========================================================================================================
Net Decrease in Net Assets Resulting from Operations                                          $(258,219,027)
                                                                                              =============

See accompanying Notes to Financial Statements.

12                     Oppenheimer Global Securities Fund/VA

Statements of Changes in Net Assets

                                                                                         Year Ended December 31,
                                                                                         2001                2000
===========================================================================================================================
Operations
Net investment income (loss)                                                             $   13,444,980      $   17,605,847
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                    (57,715,516)        293,550,064
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       (213,948,491)       (230,065,734)
                                                                                         --------------      --------------
Net increase (decrease) in net assets resulting from operations                            (258,219,027)         81,090,177
===========================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                          (13,806,412)         (5,277,960)
Service shares                                                                                  (14,765)                 --
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                         (255,967,620)       (295,007,742)
Service shares                                                                                 (277,910)                 --
===========================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                                                          297,559,831         593,246,617
Service shares                                                                               19,680,174             985,348
===========================================================================================================================
Net Assets
Total increase (decrease)                                                                  (211,045,729)        375,036,440
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,137,402,892       1,762,366,452
                                                                                         --------------      --------------
End of period [including undistributed (overdistributed) net investment
income of $8,817,380 and $10,634,620, respectively]                                      $1,926,357,163      $2,137,402,892
                                                                                         ==============      ==============

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA                   13

Financial Highlights

                                                 Year Ended December 31,
Non-Service shares                               2001         2000         1999         1998         1997
=============================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $30.33       $33.41       $22.07       $21.37     $17.67
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .17          .27          .14          .24        .25
Net realized and unrealized gain (loss)               (3.85)        1.82        12.21         2.64       3.68
-------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations        (3.68)        2.09        12.35         2.88       3.93
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.19)        (.09)        (.14)        (.46)      (.23)
Dividends in excess of net investment income             --           --         (.13)          --         --
Distributions from net realized gain                  (3.62)       (5.08)        (.74)       (1.72)        --
-------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (3.81)       (5.17)       (1.01)       (2.18)      (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $22.84       $30.33       $33.41       $22.07     $21.37
                                                     ======       ======       ======       ======     ======
=============================================================================================================
Total Return, at Net Asset Value(1)                  (12.04)%       5.09%       58.48%       14.11%     22.42%
=============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $1,905,890   $2,136,420   $1,762,366   $1,135,029   $959,110
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $1,918,335   $2,116,100   $1,251,190   $1,055,123   $802,389
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  0.70%        0.83%        0.57%        1.22%      1.51%
Expenses                                               0.70%        0.68%        0.69%        0.74%(3)   0.76%(3)
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  39%          50%          64%          81%        67%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

14                     Oppenheimer Global Securities Fund/VA

                                                                               Year Ended December 31,
Service shares                                                                        2001        2000(1)
========================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                                  $30.30      $32.65
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                    .21         .03
Net realized and unrealized gain (loss)                                                (3.92)      (2.38)
--------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                                         (3.71)      (2.35)
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.19)         --
Distributions from net realized gain                                                   (3.62)         --
--------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                                   (3.81)         --
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $22.78      $30.30
                                                                                      ======      ======
========================================================================================================
Total Return, at Net Asset Value(2)                                                   (12.17)%     (7.20)%
========================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                             $20,467        $983
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                    $ 8,502        $325
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                                   0.44%       0.60%
Expenses                                                                                0.85%       0.83%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   39%         50%

1. For the period from July 13, 2000 (inception of offering) to December 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     Oppenheimer Global Securities Fund/VA                   15

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

16                     Oppenheimer Global Securities Fund/VA

===============================================================================
1. Significant Accounting Policies  (continued)

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

                            Expiring
                            -------------------------
                            2009       $47,254,011

As of December 31, 2001, the Fund had approximately $17,171,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010. Additionally, the Fund had approximately $100,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in undistributed net investment income of $1,441,043. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                     Oppenheimer Global Securities Fund/VA                   17

===============================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                   Year Ended December 31, 2001       Year Ended December 31, 2000(1)
                                                   -----------------------------      -------------------------------
                                                   Shares         Amount              Shares           Amount
---------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                71,467,613    $ 1,685,381,975      31,916,672      $1,031,681,412
Dividends and/or distributions reinvested           11,900,045        269,774,032       9,160,638         300,285,702
Redeemed                                           (70,355,513)    (1,657,596,176)    (23,375,044)       (738,720,497)
                                                   -----------    ---------------     -----------      --------------
Net increase (decrease)                             13,012,145    $   297,559,831      17,702,266      $  593,246,617
                                                   ===========    ===============     ===========      ==============

Service shares
Sold                                                 1,048,232    $    23,626,500          32,826      $      997,223
Dividends and/or distributions reinvested               12,927            292,675              --                  --
Redeemed                                              (195,068)        (4,239,001)           (400)            (11,875)
                                                   -----------    ---------------     -----------      --------------
Net increase (decrease)                                866,091    $    19,680,174          32,426      $      985,348
                                                   ===========    ===============     ===========      ==============

1. For the year ended December 31, 2000, for Non-Service shares and for the period from July 13, 2000 (inception of offering) to December 31, 2000, for Service shares.
===============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $847,378,666 and $718,833,619, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,857,100,659 was:

      Gross unrealized appreciation                    $ 284,145,976
      Gross unrealized depreciation                     (190,676,574)
                                                       -------------
      Net unrealized appreciation (depreciation)       $  93,469,402
                                                       =============

18                     Oppenheimer Global Securities Fund/VA

===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.64%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per-account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per-account fee does not equal or exceed the applicable minimum fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.
-------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.
===============================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                                   Expiration        Contract       Valuation as of      Unrealized
Contract Description               Date              Amount (000s)  December 31, 2001    Appreciation
-----------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)       1/2/02            367 GBP        $533,727                   $2,934

                     Oppenheimer Global Securities Fund/VA                   19

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Global Securities
Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Securities Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Securities Fund/VA results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

20                     Oppenheimer Global Securities Fund/VA

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends and distributions of $3.8108 and $3.8079 per share were paid to Non-Service and Service shareholders, respectively, on March 16, 2001, of which $2.6559 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
     Dividends paid by the Fund during the fiscal year ended December 31, 2001, which are not designated as capital gain distributions should be multiplied by 41.80% to arrive at the amount eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                     Oppenheimer Global Securities Fund/VA                   21

Officers and Trustees


====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee, CEO and Chairman of the Board
                                           John V. Murphy, President and Trustee
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           F. William Marshall, Jr., Trustee
                                           William L. Wilby, Vice President
                                           Robert G. Zack, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Katherine P. Feld, Assistant Secretary
                                           Kathleen T. Ives, Assistant Secretary
                                           Denis R. Molleur, Assistant Secretary

====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                  Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager")(September 1988-January
Chief Executive Officer and Trustee        2, 2002); President and a director of Centennial Asset Management Corporation, a wholly
(since 1985). Age:68                       owned subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc.,
                                           a transfer agent subsidiary of the Manager.
------------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee   Chairman, Chief Executive Officer and Director (since June 30, 2001) and President
(since 2001). Age:52                       (since September 2000) of the Manager; President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                           Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of
                                           Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President and a director (since July 2001) of
                                           OppenheimerFunds Legacy Program, a charitable trust program established by the Manager;
                                           a director of the following investment advisory subsidiaries of the Manager: OAM
                                           Institutional, Inc. and Centennial Asset Management Corporation (since November 2001),
                                           HarbourView Asset Management Corporation and OFI Private Investments Inc. (since July
                                           2002); President (since November 2001) and a director (since July 2001) of Oppenheimer
                                           Real Asset Management, Inc., an investment advisor subsidiary of the Manager; a director
                                           (since November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.,
                                           investment advisory affiliates of the Manager.
                                                Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                           Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                           Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001) of
                                           the Manager; President and Trustee (November 1999-November 2001) of MML Series Investment
                                           Fund and MassMutual Institutional Funds, open-end investment companies; a director
                                           (September 1999-August 2000) of C. M. Life Insurance Company; President, Chief Executive
                                           Officer and Director (September 1999-August 2000) of MML Bay State Life Insurance
                                           Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings
                                           Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive Vice President, Director
                                           and Chief Operating Officer (June 1995-January 1997) of David L. Babson & Co., Inc., an
                                           investment advisor; Chief Operating Officer (March 1993-December 1996) of Concert Capital
                                           Management, Inc., an investment advisor.

22                     Oppenheimer Global Securities Fund/VA

====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                      Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                           Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since
                                           1995) and Ambassador Media Corporation (since 1984); Director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991),
                                           Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                           UNUMProvident (insurance company) (since 1991).
                                                Formerly Director of International Family Entertainment (television channel)
                                           (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage)
                                           (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly U.S.
                                           Senator (January 1979-January 1991).
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                    Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                      (General Partner of private equity funds), formerly (until March 2000) Chairman,
                                           President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until
                                           March 1999) Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G.
                                           Edwards & Sons, Inc. (its brokerage company subsidiary); (until March 1999) Chairman of
                                           A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); (until March
                                           2000), a director of A.G. Edwards & Sons and A.G. Edwards Trust Company.
------------------------------------------------------------------------------------------------------------------------------------
George C. Bowen,                           Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice
Trustee (since 1998)                       President (from September 1987) and Treasurer (from March 1985) of the Manager; Vice
Age: 65                                    President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds,
                                           Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice
                                           President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President
                                           (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                           Corporation; President, Treasurer and a director of Centennial Capital Corporation (since
                                           June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
                                           1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of
                                           Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of
                                           Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership
                                           Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real
                                           Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International
                                           Ltd. and Oppenheimer Millennium Funds plc (since October 1997).
------------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron,                         Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting firm) and
Trustee (since 1999)                       Chairman, Price Waterhouse LLP Global Investment Management Industry Services Group
Age: 63                                    (1994-1998).
------------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)        Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                    director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                           Financial Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)         Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                    Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                           Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc.;
                                           Vice President and director of Oppenheimer Acquisition Corp. and a director of
                                           OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)       Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80

------------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee                President of The Kirchner Company (management consultants).
(since 1985). Age: 80


                     Oppenheimer Global Securities Fund/VA                   23


====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee          Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
(since 2000). Age: 59                      President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank
                                           (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President
                                           (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive
                                           Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990-1993);
                                           Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
                                           (open-end investment companies).
------------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and         Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst;
Portfolio Manager of Oppenheimer           an officer and portfolio manager of other Oppenheimer funds; formerly a vice president
Main Street(R) Small Cap Fund/VA           and portfolio manager for Guardian Investor Services, the investment management
and Main Street(R) Growth &                subsidiary of The Guardian Life Insurance Company (1972-April 1998).
Income Fund/VA
(since 1999). Age: 61
------------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and      Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer           manager of other Oppenheimer funds;, prior to joining the Manager in April 1995, he was
Aggressive Growth Fund/VA                  a vice president and senior portfolio manager at First of America Investment Corp.
(since 1998). Age: 51                      (September 1986-April 1995).
------------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and           Vice President of the Manager (since October 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer           Corporation (since July 1994); an officer and portfolio manager of other Oppenheimer
Multiple Strategies Fund/VA                funds.
(since 2001). Age: 42
------------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and        Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer           Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                               Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age: 44                      Prudential Global Advisors (June 1989-June 1998).
------------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and         Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer           other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                      was a portfolio manager and research associate for Amas Securities, Inc. (February
                                           1990-February 1994).
------------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and      Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Oppenheimer           other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and
Main Street(R) Growth & Income Fund/VA     portfolio manager for Guardian Investor Services, the investment management subsidiary of
(since 1999). Age: 52                      The Guardian Life Insurance Company (1979-March 1998).
------------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President             Senior Vice President of the Manager (since May 1998) and of HarbourView Asset Management
and Portfolio Manager of                   Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
Oppenheimer Bond Fund/VA,                  funds; formerly Vice President of the Manager (July 1988-May 1998).
High Income Fund/VA, Multiple
Strategies Fund/VA and Strategic
Bond Fund/VA (since 1990).
Age: 47
------------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and            Vice President of the Manager (since October 1995); an officer and portfolio manager
Portfolio Manager of Oppenheimer           of another Oppenheimer fund; before joining the Manager in May 1994, she was a
Capital Appreciation Fund/VA               portfolio manager and equity research analyst for Chemical Bank (June 1989-May 1994).
(since 1994). Age: 40
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and        Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer           Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                        funds.
(since 1998). Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President      Senior Vice President (since October 1995) of the Manager; an officer and portfolio
and Portfolio Manager of Oppenheimer       manager of another Oppenheimer fund; formerly a vice president of the Manager (June
Multiple Strategies Fund/VA (since         1990-October 1995).
1991). Age: 53



24                     Oppenheimer Global Securities Fund/VA


====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President        Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
and Portfolio Manager of Oppenheimer       Management Corporation (since March 2000); an officer and portfolio manager of
Strategic Bond Fund/VA (since              other Oppenheimer funds.
1993). Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President              Vice President of the Manager (since December 2000); Assistant Vice President of the
and Portfolio Manager of                   Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Oppenheimer Multiple Strategies            portfolio manager at Neuberger Berman (November 1994-November 1997).
Fund/VA (since 2001). Age: 35
------------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President        Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
and Portfolio Manager of Oppenheimer       Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice President
Aggressive Growth Fund/VA                  and Associate Portfolio Manager of the Manager (August 1999-May 2000); Securities Analyst
(since 2001). Age: 34                      for the Manager (October 1996-August 1999); and a securities analyst with First of
                                           America Investment Company (May 1994-October 1996).

------------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President                Vice President of the Manager (since July 2001); an officer and portfolio manager of
and Portfolio Manager of                   other Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst of
Oppenheimer Money Fund/VA                  the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he
(since 2001). Age: 37                      was Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998-February 2000);
                                           News Director, Fitch Investors Service (September 1996-April 1998); and Senior Budget
                                           Analyst, City of New York, Office of Management & Budget (February 1990-September 1996).
------------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President           Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
and Portfolio Manager of                   Management Corporation (since May 1999); Senior Investment Officer, Director of
Oppenheimer Global Securities              International Equities (since May 2000) of the Manager; an officer and portfolio
Fund/VA (since 1995). Age: 57              manager of another Oppenheimer fund; formerly Vice President of the Manager (October
                                           1991-July 1994) and of HarbourView Asset Management Corporation (June 1992-May 1999).
------------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and          Senior Vice President of the Manager; an officer and portfolio manager of other
Portfolio Manager of Oppenheimer           Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
Money Fund/VA (since 1998).
Age: 50
------------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and         Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst;
Portfolio Manager of Oppenheimer           an officer and portfolio manager of other Oppenheimer funds. Prior to joining the
Main Street Small Cap Fund/VA              Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                      investment advisor (August 1995-April 1998) and a financial research analyst for Elder
                                           Research (June 1997-April 1998).
------------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and         Senior Vice President (since May 1985) and Acting General Counsel (since November 2001)
Secretary (since 2001). Age: 53            of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985),
                                           Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds
                                           International Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other Oppenheimer funds. Formerly Associate General Counsel (May 1981-November 2001).
------------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                           Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
Treasurer (since 1999). Age: 42            March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
                                           Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and
                                           Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March
                                           2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc
                                           (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                           Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.;
                                           an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer,
                                           Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999); Vice
                                           President and Chief Financial Officer of CS First Boston Investment Management Corp.
                                           (September 1991-March 1995).
------------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer      Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                      other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                           Accounting (April 1994-May 1996) and a fund controller of the Manager.

                     Oppenheimer Global Securities Fund/VA                   25

====================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)     Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer       Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                      Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                           Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                           Accounting (April 1994-May 1996), and a fund controller of the Manager.
------------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant               Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
Secretary (since 2001). Age: 43            OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990- July
                                           1999).
------------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant                Vice President and Assistant Counsel of the Manager (since June 1998); an officer of
Secretary (since 2001). Age: 36            other Oppenheimer funds; formerly an assistant vice president and assistant counsel of the Manager (August 1994-August 1997).

------------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant                Vice President and Senior Counsel of the Manager (since July 1999); an officer of
Secretary (since 2001). Age: 44            other Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                           (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

26                     Oppenheimer Global Securities Fund/VA

                     (This Page Intentionally Left Blank)

 Oppenheimer Global Securities Fund/VA

A Series of Oppenheimer Variable Account Funds

===================================================================================================================================
Investment Advisor                              OppenheimerFunds, Inc.

===================================================================================================================================
Distributor                                     OppenheimerFunds Distributor, Inc.

===================================================================================================================================
Transfer Agent                                  OppenheimerFunds Services

===================================================================================================================================
Custodian of Portfolio Securities               The Bank of New York

===================================================================================================================================
Independent Auditors                            Deloitte & Touche LLP

===================================================================================================================================
Legal Counsel                                   Myer, Swanson, Adams & Wolf, P.C.

                                                For more complete information about Oppenheimer Global Securities Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call
                                                OppenheimerFunds, Inc. at 1.800.981.2871.

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                                                              Distributor, Inc.
(C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.